United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 07/31/17

Item 1.	Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—96.2%[1]
		Consumer Discretionary—10.9%
28,327	[2]	AMC Networks, Inc.	$1,811,512
41,065		Aaron's, Inc.	1,900,488
25,626		Adtalem Global Education, Inc.	832,845
45,925		American Eagle Outfitters, Inc.	543,752
70,720		Bed Bath & Beyond, Inc.	2,114,528
23,500		Big Lots, Inc.	1,167,245
26,049		Brinker International, Inc.	923,958
43,528		Brunswick Corp.	2,464,120
8,449	[2]	Buffalo Wild Wings, Inc.	908,267
24,432	[2]	Cabela's, Inc., Class A	1,392,135
2,174		Cable One, Inc.	1,652,023
33,185		CalAtlantic Group, Inc.	1,164,793
24,513		Carter's, Inc.	2,126,012
23,296		Cheesecake Factory, Inc.	1,108,424
5,575		Churchill Downs, Inc.	1,042,804
41,748		Cinemark Holdings, Inc.	1,623,997
27,752		Cooper Tire & Rubber Co.	1,014,336
9,255	[3]	Cracker Barrel Old Country Store, Inc.	1,438,690
66,875		Dana, Inc.	1,586,275
14,427	[2]	Deckers Outdoor Corp.	935,735
44,793		Dick's Sporting Goods, Inc.	1,672,571
12,884	[3]	Dillards, Inc., Class A	951,097
25,382		Domino's Pizza, Inc.	4,733,743
45,461		Dunkin' Brands Group, Inc.	2,410,797
53,196		GameStop Corp.	1,153,821
141,763		Gentex Corp.	2,412,806
2,132		Graham Holdings, Co.	1,262,997
18,108		HSN, Inc.	717,982
14,055	[2]	Helen of Troy Ltd.	1,416,041
14,552		International Speedway Corp., Class A	520,962
10,543		Jack in the Box, Inc.	977,969
59,162		KB HOME	1,355,993
76,324	[2]	Live Nation Entertainment, Inc.	2,844,595
18,486		Meredith Corp.	1,098,993
55,892	[2]	Michaels Cos, Inc.,/The	1,125,665
11,072	[2]	Murphy USA, Inc.	838,483
1,865	[2]	NVR, Inc.	4,868,471
55,000		New York Times Co., Class A	1,045,000
250,822		Office Depot, Inc.	1,472,325
12,540	[3]	Papa Johns International, Inc.	894,478
23,939	[3]	Polaris Industries, Inc.	2,146,371
19,505		Pool Corp.	2,108,881
71,170	[2]	Sally Beauty Holdings, Inc.	1,439,769
79,208		Service Corp. International	2,750,894
68,148	[2]	Skechers USA, Inc., Class A	1,914,277
30,285	[2]	Sothebys Holdings, Inc., Class A	1,713,828
45,108	[2]	TRI Pointe Group, Inc.	599,936
1

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
99,347		Tegna, Inc.	$1,473,316
24,189	[2,3]	Tempur Sealy International, Inc.	1,394,980
33,111		Texas Roadhouse, Inc.	1,566,150
88,049		The Wendy's Co.	1,359,477
22,572		Thor Industries, Inc.	2,377,960
70,069		Toll Brothers, Inc.	2,703,963
23,622		Tupperware Brands Corp.	1,434,092
47,550	[2]	Urban Outfitters, Inc.	931,504
23,373		Wiley (John) & Sons, Inc., Class A	1,291,358
40,529		Williams-Sonoma, Inc.	1,881,761
		TOTAL	90,615,245
		Consumer Staples—3.7%
227,137	[2]	Avon Products, Inc.	826,779
19,852		Casey's General Stores, Inc.	2,119,201
48,763		Dean Foods Co.	731,445
28,058	[2]	Edgewell Personal Care Co.	2,025,788
29,847		Energizer Holdings, Inc.	1,375,051
94,210		Flowers Foods, Inc.	1,657,154
38,979	[2]	Hain Celestial Group, Inc.	1,742,751
38,308		Ingredion, Inc.	4,724,143
65,894		Lamb Weston Holdings, Inc.	2,898,018
6,371		Lancaster Colony Corp.	781,212
23,890		Nu Skin Enterprises, Inc.	1,513,670
32,292	[2]	Post Holdings, Inc.	2,686,694
44,149		Snyders-Lance, Inc.	1,535,944
65,432	[2]	Sprouts Farmers Market, Inc.	1,574,948
7,531	[2]	The Boston Beer Co., Inc., Class A	1,180,861
10,907	[3]	Tootsie Roll Industries, Inc.	405,740
28,792	[2]	TreeHouse Foods, Inc.	2,442,425
26,707	[2]	United Natural Foods, Inc.	1,029,021
		TOTAL	31,250,845
		Energy—3.7%
113,682	[2]	CONSOL Energy, Inc.	1,905,310
21,511	[3]	Core Laboratories NV	2,162,501
19,531	[2]	Dril-Quip, Inc.	871,083
55,112	[2]	Energen Corp.	2,936,367
152,967	[3]	Ensco PLC	809,195
46,889	[2]	Gulfport Energy Corp.	591,739
89,675		HollyFrontier Corp.	2,586,227
43,567	[2]	Matador Resources Co.	1,056,935
79,022		Murphy Oil Corp.	2,100,405
134,359		Nabors Industries Ltd.	1,035,908
51,230		Oceaneering International, Inc.	1,314,050
23,627	[2]	Oil States International, Inc.	587,131
33,931	[3]	PBF Energy, Inc.	772,609
100,877		Patterson-UTI Energy, Inc.	1,950,961
125,500	[2]	QEP Resources, Inc.	1,075,535
68,170	[2]	Rowan Companies PLC	795,544
22,505		SM Energy Co.	391,362
312,116	[2]	Southwestern Energy Co.	1,779,061
80,453	[2]	Superior Energy Services, Inc.	865,674
2

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
190,521	[2,3]	Transocean Ltd.	$1,648,007
188,348	[2]	WPX Energy, Inc.	2,030,392
35,950		World Fuel Services Corp.	1,162,623
		TOTAL	30,428,619
		Financials—16.0%
7,481	[2]	Alleghany Corp.	4,588,397
35,109		American Financial Group, Inc., Ohio	3,560,053
30,850		Aspen Insurance Holdings Ltd.	1,505,480
90,295		Associated Banc Corp.	2,162,565
40,133		Bancorpsouth, Inc.	1,205,997
21,815		Bank of Hawaii Corp.	1,825,261
50,898		Bank of the Ozarks, Inc.	2,196,249
47,228		Berkley, W. R. Corp.	3,257,315
56,124		Brown & Brown	2,503,130
87,466		CNO Financial Group, Inc.	2,001,222
38,673		Cathay Bancorp, Inc.	1,448,304
36,305		Chemical Financial Corp.	1,749,538
44,039		Commerce Bancshares, Inc.	2,556,024
26,926		Cullen Frost Bankers, Inc.	2,444,342
77,323		East West Bancorp, Inc.	4,405,865
54,405		Eaton Vance Corp.	2,670,741
129,352		FNB Corp.	1,772,122
19,723		FactSet Research Systems	3,298,080
45,245	[4]	Federated Investors, Inc.	1,304,413
55,605		First American Financial Corp.	2,691,838
111,766		First Horizon National Corp.	1,948,081
84,954		Fulton Financial Corp.	1,550,411
351,991	[2]	Genworth Financial, Inc., Class A	1,207,329
49,427		Hancock Holding Co.	2,273,642
21,725		Hanover Insurance Group, Inc.	2,060,833
64,696		Home Bancshares, Inc.	1,604,461
30,581		International Bancshares Corp.	1,082,567
85,526	[2]	Janus Henderson Group PLC	2,864,266
23,622		Kemper Corp.	927,164
51,881		Legg Mason, Inc.	2,075,759
36,570		MB Financial, Inc.	1,495,713
47,985		MSCI, Inc., Class A	5,227,966
17,942		Marketaxess Holdings, Inc.	3,640,252
10,588		Mercury General Corp.	634,115
208,284		New York Community Bancorp, Inc.	2,734,769
99,858		Old Republic International Corp.	1,959,214
60,116		PacWest Bancorp	2,886,770
34,120		Pinnacle Financial Partners, Inc.	2,180,268
21,115		Primerica, Inc.	1,711,371
34,117		Prosperity Bancshares, Inc.	2,186,900
31,802		Reinsurance Group of America, Inc.	4,458,640
22,685		RenaissanceRe Holdings Ltd.	3,332,653
66,514		SEI Investments Co.	3,758,706
172,089	[2]	SLM Holding Corp.	1,906,746
25,151	[2]	SVB Financial Group	4,487,944
28,944	[2]	Signature Bank	4,011,060
3

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
31,625	[2]	Stifel Financial Corp.	$1,608,131
68,871		Synovus Financial Corp.	2,994,511
58,297		TCF Financial Corp.	918,761
18,982	[2]	Texas Capital Bancshares, Inc.	1,487,240
31,440		Trustmark Corp.	1,004,822
20,317		UMB Financial Corp.	1,415,282
111,853		Umpqua Holdings Corp.	2,073,755
41,154		United Bankshares, Inc.	1,419,813
135,486		Valley National Bancorp	1,609,574
41,253		Washington Federal, Inc.	1,379,913
43,452		Webster Financial Corp. Waterbury	2,256,462
26,096		Wintrust Financial Corp.	1,965,290
		TOTAL	133,488,090
		Health Care—8.2%
19,310	[2]	Abiomed, Inc.	2,859,618
28,479	[2,3]	Acadia Healthcare Co., Inc.	1,507,393
30,438	[2]	Akorn, Inc.	1,023,326
94,085	[2]	Allscripts Healthcare Solutions, Inc.	1,158,186
9,786	[2]	Bio Rad Laboratories, Inc., Class A	2,305,875
14,560		Bio-Techne Corp.	1,687,650
59,899	[2]	Bioverativ, Inc.	3,711,941
58,758	[2]	Catalent, Inc.	2,038,903
22,431	[2]	Charles River Laboratories International, Inc.	2,202,724
134,267	[2]	Endo International PLC	1,479,622
32,805	[2]	Globus Medical, Inc.	1,008,754
23,110	[2]	Halyard Health, Inc.	929,484
45,391		HealthSouth Corp.	1,931,841
28,163		Hill-Rom Holdings, Inc.	2,098,707
25,028	[2]	INC Research Holdings, Inc., Class A	1,376,540
13,372	[2]	LifePoint Health, Inc.	794,297
19,822	[2]	Livanova PLC	1,207,953
27,021	[2]	Medidata Solutions, Inc.	2,075,483
46,806	[2]	MEDNAX, Inc.	2,198,946
48,403	[2]	Mallinckrodt PLC	2,216,857
26,647	[2]	Masimo Corp.	2,520,806
26,759	[2]	Molina Healthcare, Inc.	1,787,501
23,684	[2]	NuVasive, Inc.	1,558,170
17,192		Owens & Minor, Inc.	554,098
23,777	[2]	Parexel International Corp.	2,080,963
27,368	[2]	Prestige Brands Holdings, Inc.	1,467,746
42,421		Steris PLC	3,472,159
21,533		Teleflex, Inc.	4,462,068
17,150	[2]	Tenet Healthcare Corp.	297,553
22,394	[2]	United Therapeutics Corp.	2,875,390
44,010	[2]	VCA, Inc.	4,074,446
24,030	[2]	Wellcare Health Plans, Inc.	4,253,070
35,032		West Pharmaceutical Services, Inc.	3,107,338
		TOTAL	68,325,408
		Industrials—14.3%
78,435	[2]	AECOM	2,502,076
31,349		AGCO Corp.	2,261,517
4

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
44,566	[2]	Avis Budget Group, Inc.	$1,371,741
32,351		Carlisle Cos., Inc.	3,157,134
23,968	[2]	Clean Harbors, Inc.	1,361,382
112,829	[2]	Copart, Inc.	3,552,985
23,641		Crane Co.	1,784,895
22,457		Curtiss Wright Corp.	2,165,304
17,978		Deluxe Corp.	1,298,012
62,696		Donaldson Co., Inc.	2,977,433
18,762		Dun & Bradstreet Corp.	2,078,079
10,627	[2]	Dycom Industries, Inc.	962,806
27,975		Emcor Group, Inc.	1,888,312
22,285		EnerSys, Inc.	1,610,537
13,699	[2]	Esterline Technologies Corp.	1,321,954
22,473	[2]	FTI Consulting, Inc.	737,339
12,824		GATX Corp.	792,908
29,256	[2]	Genesee & Wyoming, Inc., Class A	1,906,321
30,695		Graco, Inc.	3,561,848
11,335		Granite Construction, Inc.	555,642
23,507		HNI Corp.	887,389
25,643		Hubbell, Inc.	3,046,132
22,858		Huntington Ingalls Industries, Inc.	4,711,262
36,501		IDEX Corp.	4,253,827
45,280		ITT, Inc.	1,856,480
160,924	[2]	Jet Blue Airways Corp.	3,529,063
42,526		KBR, Inc.	634,488
23,624	[2]	KLX, Inc.	1,226,558
37,304		Kennametal, Inc.	1,376,518
27,594	[2]	Kirby Corp.	1,680,475
32,551		Knight Transportation, Inc.	1,160,443
21,275		Landstar System, Inc.	1,769,016
18,301		Lennox International, Inc.	3,129,471
29,312		Lincoln Electric Holdings	2,557,765
20,342		MSA Safety, Inc.	1,630,615
22,955		MSC Industrial Direct Co.	1,634,626
32,518		Manpower Group, Inc.	3,484,304
16,224		Miller Herman, Inc.	546,343
75,791	[2]	NOW, Inc.	1,207,351
29,574		Nordson Corp.	3,755,898
32,915		Old Dominion Freight Lines, Inc.	3,156,878
27,908		Orbital ATK, Inc.	2,851,639
42,482		OshKosh Truck Corp.	2,925,311
96,237		Pitney Bowes, Inc.	1,514,770
26,809		Regal Beloit Corp.	2,234,530
44,915		Rollins, Inc.	1,949,760
27,314		Ryder Systems, Inc.	1,987,367
16,597	[2]	Teledyne Technologies, Inc.	2,262,835
45,310		Terex Corp.	1,783,855
43,059		Timken Co.	1,959,184
58,108		Toro Co.	4,130,898
71,269		Trinity Industries, Inc.	1,953,483
8,352		Valmont Industries, Inc.	1,275,350
5

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
37,530		Wabtec Corp.	$2,828,261
12,130		Watsco, Inc.	1,828,840
8,115		Werner Enterprises, Inc.	240,610
28,073		Woodward, Inc.	1,963,426
		TOTAL	118,773,246
		Information Technology—17.7%
49,299	[2,3]	3D Systems Corp.	828,223
39,717	[2]	ACI Worldwide, Inc.	920,243
35,254	[2]	Acxiom Corp.	950,800
94,366	[2]	Arris International PLC	2,638,473
38,054	[2]	Arrow Electronics, Inc.	3,093,410
50,399		Avnet, Inc.	1,934,314
21,667		Belden, Inc.	1,558,724
23,420		Blackbaud, Inc.	2,162,603
58,412		Broadridge Financial Solutions	4,431,134
198,006		Brocade Communications Systems, Inc.	2,500,816
69,490		CDK Global, Inc.	4,571,052
68,788	[2]	CIENA Corp.	1,771,291
133,995	[2]	Cadence Design Systems, Inc.	4,944,415
50,856	[2,3]	Cars.com, Inc. W/I	1,235,801
37,832	[2]	Cirrus Logic, Inc.	2,324,398
41,357		Cognex Corp.	3,931,396
11,665	[2]	Coherent, Inc.	3,091,225
19,031	[2]	Commvault Systems, Inc.	1,133,296
49,233		Convergys Corp.	1,180,115
39,394	[2]	CoreLogic, Inc.	1,794,397
46,469	[2]	Cree, Inc.	1,204,012
130,438		Cypress Semiconductor Corp.	1,852,220
31,465		DST Systems, Inc.	1,727,429
21,472		Diebold Nixdorf, Inc.	502,445
14,558		Fair Isaac & Co., Inc.	2,075,243
37,766	[2]	First Solar, Inc.	1,862,241
83,599	[2]	Fortinet, Inc.	3,085,639
37,096		Henry Jack & Associates, Inc.	3,981,143
17,743	[2]	IPG Photonics Corp.	2,708,292
64,034	[2]	Integrated Device Technology, Inc.	1,673,849
21,964		InterDigital, Inc.	1,600,077
22,952		j2 Global, Inc.	1,942,428
86,158		Jabil, Inc.	2,627,819
87,913	[2]	Keysight Technologies, Inc.	3,656,302
47,625	[2]	Knowles Corp.	721,519
62,652		Leidos Holdings, Inc.	3,348,123
11,337		Littelfuse, Inc.	2,042,701
29,409		LogMeIn, Inc.	3,424,678
35,593	[2]	Manhattan Associates, Inc.	1,573,211
32,869		Maximus, Inc.	1,983,973
64,730	[2]	Microsemi Corp.	3,371,138
14,323		Monolithic Power Systems	1,465,529
69,408	[2]	NCR Corp.	2,627,093
53,906		National Instruments Corp.	2,217,693
42,466	[2]	NetScout Systems, Inc.	1,465,077
6

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
39,321	[2]	Neustar, Inc., Class A	$1,313,321
54,922	[2]	PTC, Inc.	3,031,145
17,793		Plantronics, Inc.	803,888
82,423		Sabre Corp.	1,824,021
20,222		Science Applications International Corp.	1,423,831
19,518	[2]	Silicon Laboratories, Inc.	1,465,802
17,620	[2]	Synaptics, Inc.	926,988
10,804		Synnex Corp.	1,284,812
56,103	[2]	Take-Two Interactive Software, Inc.	4,459,066
21,061	[2]	Tech Data Corp.	2,156,646
66,684	[2]	Teradata Corporation	2,121,885
94,500		Teradyne, Inc.	3,268,755
12,554	[2]	The Ultimate Sortware Group, Inc.	2,833,563
123,013	[2]	Trimble, Inc.	4,604,377
16,551	[2]	Tyler Technologies, Inc.	2,843,627
59,032	[2]	Verifone Systems, Inc.	1,151,714
50,385		Versum Materials, Inc.	1,776,575
19,881	[2]	ViaSat, Inc.	1,313,935
70,217		Vishay Intertechnology, Inc.	1,253,373
15,016	[2]	WEX, Inc.	1,631,939
19,784	[2]	WebMd Health Corp.	1,310,690
29,604	[2]	Zebra Technologies Co., Class A	3,011,319
		TOTAL	147,547,272
		Materials—6.8%
28,215	[3]	Allegheny Technologies, Inc.	534,392
31,384		Aptargroup, Inc.	2,539,907
29,123		Ashland Global Holdings, Inc.	1,892,121
46,617		Bemis Co., Inc.	1,975,162
31,635		Cabot Corp.	1,718,730
11,805		Carpenter Technology Corp.	477,276
99,026		Chemours Co./The	4,714,628
34,653		Commercial Metals Corp.	644,546
10,297		Compass Minerals International, Inc.	711,008
32,712		Domtar Corp.	1,277,731
27,988		Eagle Materials, Inc.	2,633,671
11,127		Greif, Inc., Class A	624,113
87,371	[2]	Louisiana-Pacific Corp.	2,193,886
15,997		Minerals Technologies, Inc.	1,132,588
4,555		Newmarket Corp.	2,095,801
78,135		Olin Corp.	2,303,420
75,804	[2]	Owens-Illinois, Inc.	1,811,716
42,044		Polyone Corp.	1,537,969
57,865		RPM International, Inc.	3,001,458
36,670		Reliance Steel & Aluminum Co.	2,653,441
30,794		Royal Gold, Inc.	2,668,608
20,586		Scotts Co.	1,976,050
20,598		Sensient Technologies Corp.	1,531,667
49,361		Silgan Holdings, Inc.	1,495,638
40,483		Sonoco Products Co.	1,962,616
115,461		Steel Dynamics, Inc.	4,088,474
105,025	[3]	United States Steel Corp.	2,467,037
7

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
96,306		Valvoline, Inc.	$2,183,257
29,098		Worthington Industries, Inc.	1,474,396
		TOTAL	56,321,307
		Real Estate—9.2%
32,113		Alexander and Baldwin, Inc.	1,346,498
67,068		American Campus Communities, Inc.	3,215,240
43,658		Camden Property Trust	3,916,123
37,885		Care Capital Properties, Inc.	917,575
59,441		CoreCivic, Inc.	1,646,516
59,816		Corporate Office Properties Trust	1,991,275
159,089		Cousins Properties, Inc.	1,462,028
36,674		Cyrusone, Inc.	2,189,805
52,156		DCT Industrial Trust, Inc.	2,938,469
81,986		Douglas Emmett, Inc.	3,136,784
32,324		EPR Properties	2,339,611
25,401		Education Realty Trust, Inc.	953,808
55,459		First Industrial Realty Trust	1,692,609
58,056		Geo Group, Inc.	1,703,944
59,064		Healthcare Realty Trust, Inc.	1,966,831
51,293		Highwoods Properties, Inc.	2,642,615
82,797		Hospitality Properties Trust	2,406,081
41,974	[2]	JBG Smith Properties	1,489,237
22,193		Jones Lang LaSalle, Inc.	2,823,393
46,878		Kilroy Realty Corp.	3,253,802
40,480		Lamar Advertising Co., Class A	2,856,674
57,842		LaSalle Hotel Properties	1,708,653
73,699		Liberty Property Trust	3,096,832
17,309		Life Storeage, Inc.	1,264,249
58,101		Mack-Cali Realty Corp.	1,524,570
146,995		Medical Properties Trust, Inc.	1,907,995
74,781		National Retail Properties, Inc.	2,989,744
83,533	[3]	Omega Healthcare Investors	2,638,807
28,404		Potlatch Corp.	1,359,131
22,966	[2]	Quality Care Properties, Inc.	386,288
60,019		Rayonier, Inc.	1,744,752
119,620		Senior Housing Properties Trust	2,326,609
31,955		Tanger Factory Outlet Centers, Inc.	844,571
30,957		Taubman Centers, Inc.	1,760,525
74,003		Uniti Group, Inc.	1,894,477
45,494		Urban Edge Properties	1,143,264
89,323		Washington Prime Group, Inc.	805,693
60,129		Weingarten Realty Investors	1,951,787
		TOTAL	76,236,865
		Telecommunication Services—0.2%
42,253	[3]	Frontier Communications Corp.	646,893
48,637		Telephone and Data System, Inc.	1,382,750
		TOTAL	2,029,643
		Utilities—5.5%
74,814		Aqua America, Inc.	2,497,291
52,213		Atmos Energy Corp.	4,530,000
26,989		Black Hills Corp.	1,880,054
8

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
107,866		Great Plains Energy, Inc.	$3,328,745
55,451		Hawaiian Electric Industries, Inc.	1,829,328
25,473		Idacorp, Inc.	2,199,848
110,204		MDU Resources Group, Inc.	2,903,875
24,911		Northwestern Corp.	1,439,607
48,598		National Fuel Gas Co.	2,877,488
40,844		New Jersey Resources Corp.	1,721,575
99,643		OGE Energy Corp.	3,573,198
24,827		ONE Gas, Inc.	1,806,909
40,899		PNM Resources, Inc.	1,629,825
22,818		Southwest Gas Holdings, Inc.	1,827,722
92,390		UGI Corp.	4,662,923
39,145		Vectren Corp.	2,353,006
20,173		WGL Holdings, Inc.	1,729,230
61,742		Westar Energy, Inc.	3,133,406
		TOTAL	45,924,030
		TOTAL COMMON STOCKS (IDENTIFIED COST $498,830,387)	800,940,570
		INVESTMENT COMPANIES—6.0%[4]
19,330,332	[5]	Federated Government Obligations Fund, Institutional Shares, 0.86%[6]	19,330,332
30,958,374		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[6]	30,964,566
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $50,294,898)	50,294,898
		TOTAL INVESTMENTS—102.2% (IDENTIFIED COST $549,125,285)[7]	851,235,468
		OTHER ASSETS AND LIABILITIES - NET—(2.2)%[8]	(18,350,880)
		TOTAL NET ASSETS—100%	$832,884,588
At July 31, 2017, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P MidCap 400 E-Mini Long Futures	183	$32,204,340	September 2017	$(57,133)
The average notional value of long futures contracts held by the Fund throughout the period was $29,787,905. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $32,204,240 at July 31, 2017, which represents 3.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.1%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loan	Market Value of Collateral
$18,883,724	$19,330,332
4	Affiliated holdings.
9

Transactions involving the affiliated holdings during the period ended July 31, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Investors, Inc.	52,861	—	(7,616)	45,245	$1,304,413	$90,740
Federated Government Obligations Fund, Institutional Shares	18,424,117	126,936,518	(126,030,303)	19,330,332	$19,330,332	$61,540
Federated Institutional Prime Value Obligations Fund, Institutional Shares	13,162,383	193,671,065	(175,875,074)	30,958,374	$30,964,566	$182,552
TOTAL OF AFFILIATED TRANSACTIONS	31,639,361	320,607,583	(301,912,993)	50,333,951	$51,599,311	$334,832
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	At July 31, 2017, the cost of investments for federal tax purposes was $549,125,285. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $302,110,183. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $316,844,276 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,734,093.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
10

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
11
Federated Max-Cap Index Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%[1]
		Consumer Discretionary—12.1%
1,398		Advance Auto Parts, Inc.	$156,590
8,258	[2]	Amazon.com, Inc.	8,157,087
608	[2]	AutoZone, Inc.	328,211
4,781		Best Buy Co., Inc.	278,924
3,630		Block (H&R), Inc.	110,715
3,168		BorgWarner, Inc.	148,072
7,001		CBS Corp., Class B	460,876
334	[2]	CarMax, Inc.	22,128
8,128		Carnival Corp.	542,788
3,869	[2]	Charter Communications, Inc.	1,516,300
549	[2]	Chipotle Mexican Grill, Inc.	188,730
5,502		Coach, Inc.	259,364
100,106		Comcast Corp., Class A	4,049,288
705		D. R. Horton, Inc.	25,161
4,418	[2]	DISH Network Corp., Class A	282,885
2,117		Darden Restaurants, Inc.	177,574
5,212		Delphi Automotive PLC	471,269
2,945	[2]	Discovery Communications, Inc., Class A	72,447
5,268	[2]	Discovery Communications, Inc., Class C	121,849
2,264		Dollar General Corp.	170,162
7,952	[2]	Dollar Tree, Inc.	573,180
4,041		Expedia, Inc.	632,295
1,921		Foot Locker, Inc.	90,652
85,738		Ford Motor Co.	961,980
14,052		Gap (The), Inc.	334,859
2,128		Garmin Ltd.	106,804
30,003		General Motors Co.	1,079,508
786		Genuine Parts Co.	66,755
5,365		Goodyear Tire & Rubber Co.	169,051
7,845		Hanesbrands, Inc.	179,807
2,939	[3]	Harley Davidson, Inc.	143,041
2,429		Hasbro, Inc.	257,183
3,636		Hilton Worldwide Holdings, Inc.	227,359
24,899		Home Depot, Inc.	3,724,890
2,399		Kohl's Corp.	99,199
4,698		L Brands, Inc.	217,940
7,793	[2]	LKQ Corp.	269,326
3,603		Leggett and Platt, Inc.	173,593
8,360		Lennar Corp., Class A	438,398
18,227		Lowe's Cos., Inc.	1,410,770
10,094		MGM Resorts Intl.	332,395
4,454		Macy's, Inc.	105,783
8,585		Marriott International, Inc., Class A Shares	894,471
15,618		McDonald's Corp.	2,422,977
9,549	[2]	Michael Kors Holdings Ltd.	347,966
1,319	[2]	Mohawk Industries, Inc.	328,418
7,584	[2]	NetFlix, Inc.	1,377,709

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
10,217		Newell Brands, Inc.	$538,640
955		News Corp.	14,039
6,901		News Corp., Class A	98,753
28,562		Nike, Inc., Class B	1,686,586
6,968	[3]	Nordstrom, Inc.	338,436
2,040	[2]	O'Reilly Automotive, Inc.	416,772
5,398		Omnicom Group, Inc.	425,039
1,355		PVH Corp.	161,638
4,952		Pulte Group, Inc.	120,928
4,200		Ralph Lauren Corp.	317,730
8,014		Ross Stores, Inc.	443,335
3,123		Royal Caribbean Cruises, Ltd.	353,118
2,352		Scripps Networks Interactive	205,588
999	[3]	Signet Jewelers Ltd.	61,099
37,929		Staples, Inc.	384,979
26,679		Starbucks Corp.	1,440,132
14,065		TJX Cos., Inc.	988,910
11,836		Target Corp.	670,746
1,005	[2]	The Priceline Group, Inc.	2,038,643
4,639		Tiffany & Co.	443,071
18,432		Time Warner, Inc.	1,887,805
1,760	[2]	TripAdvisor, Inc.	68,675
22,811		Twenty-First Century Fox, Inc.	663,800
10,991		Twenty-First Century Fox, Inc., Class B	315,332
1,097	[2]	Ulta Beauty, Inc.	275,577
2,860	[2,3]	Under Armour, Inc., Class A	57,257
3,301	[2]	Under Armour, Inc., Class C	59,781
2,818		V.F. Corp.	175,251
8,369		Viacom, Inc., Class B - New	292,245
32,505		Walt Disney Co.	3,573,275
1,589		Whirlpool Corp.	282,651
1,751		Wyndham Worldwide Corp.	182,752
3,298		Wynn Resorts Ltd.	426,563
7,502		Yum! Brands, Inc.	566,251
		TOTAL	54,482,126
		Consumer Staples—8.5%
37,576		Altria Group, Inc.	2,441,313
12,974		Archer-Daniels-Midland Co.	547,243
4,024		Brown-Forman Corp., Class B	198,786
21,868		CVS Health Corp.	1,747,909
7,842		Campbell Soup Co.	414,293
6,032		Church and Dwight, Inc.	321,807
1,139		Clorox Co.	152,045
19,059		Colgate-Palmolive Co.	1,376,060
8,485		ConAgra Brands, Inc.	290,526
4,798		Constellation Brands, Inc., Class A	927,693
9,297		Costco Wholesale Corp.	1,473,668
9,363		Coty, Inc. - CL A	191,754
4,007		Dr. Pepper Snapple Group, Inc.	365,278
5,133		Estee Lauder Cos., Inc., Class A	508,116
8,352		General Mills, Inc.	464,872

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
2,550		Hershey Foods Corp.	$268,541
6,906		Hormel Foods Corp.	235,978
5,025		Kellogg Co.	341,700
7,762		Kimberly-Clark Corp.	955,968
12,670		Kraft Heinz Co./The	1,108,118
20,833		Kroger Co.	510,825
2,783		McCormick & Co., Inc.	265,220
4,089		Molson Coors Brewing Co., Class B	363,839
32,708		Mondelez International, Inc.	1,439,806
8,299	[2]	Monster Beverage Corp.	437,772
29,993		PepsiCo, Inc.	3,497,484
30,698		Philip Morris International, Inc.	3,582,764
54,019		Procter & Gamble Co.	4,906,006
2,699		Smucker (J.M.) Co.	329,008
6,379		Sysco Corp.	335,663
75,662		The Coca-Cola Co.	3,468,346
9,551		Tyson Foods, Inc., Class A	605,151
31,469		Wal-Mart Stores, Inc.	2,517,205
18,268		Walgreens Boots Alliance, Inc.	1,473,680
5,784		Whole Foods Market, Inc.	241,540
		TOTAL	38,305,977
		Energy—5.9%
16,458		Anadarko Petroleum Corp.	751,637
786		Andeavor Logistics	78,231
7,540		Apache Corp.	373,079
12,777		Baker Hughes a GE Co. LLC	471,343
8,938		Cabot Oil & Gas Corp., Class A	222,288
40,063		Chevron Corp.	4,374,479
1,716		Cimarex Energy Co.	169,935
2,974	[2]	Concho Resources, Inc.	387,393
25,015		ConocoPhillips	1,134,931
17,928		Devon Energy Corp.	597,182
14,588		EOG Resources, Inc.	1,387,902
2,981		EQT Corp.	189,890
89,215		Exxon Mobil Corp.	7,140,769
13,217		Halliburton Co.	560,929
1,944	[3]	Helmerich & Payne, Inc.	98,405
5,148		Hess Corp.	229,292
41,107		Kinder Morgan, Inc.	839,816
35,419		Marathon Oil Corp.	433,174
10,034		Marathon Petroleum Corp.	561,804
7,135		National Oilwell Varco, Inc.	233,386
8,060		Noble Energy, Inc.	233,015
7,111		ONEOK, Inc.	402,269
16,737		Occidental Petroleum Corp.	1,036,522
9,733		Phillips 66	815,139
3,388		Pioneer Natural Resources, Inc.	552,583
2,050		Range Resources Corp.	43,275
25,843		Schlumberger Ltd.	1,772,830
1,881	[2]	TechnipFMC PLC	53,684
9,444		Valero Energy Corp.	651,353

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
25,000		Williams Companies, Inc.	$794,500
		TOTAL	26,591,035
		Financials—14.2%
1,452		Affiliated Managers Group	269,825
8,866		Aflac, Inc.	707,063
7,471		Allstate Corp.	679,861
16,253		American Express Co.	1,385,243
14,990		American International Group, Inc.	981,095
3,155		Ameriprise Financial, Inc.	457,096
5,807		Aon PLC	802,353
3,254		Assurant, Inc.	342,549
17,963		BB&T Corp.	850,009
199,026		Bank of America Corp.	4,800,507
40,013	[2]	Berkshire Hathaway, Inc., Class B	7,001,075
2,641		Blackrock, Inc.	1,126,466
7,456		CME Group, Inc.	914,255
9,828		Capital One Financial Corp.	846,977
8,293		Chubb Ltd.	1,214,593
185		Cincinnati Financial Corp.	14,090
61,027		Citigroup, Inc.	4,177,298
9,413		Citizens Financial Group, Inc.	330,208
3,115		Comerica, Inc.	225,246
11,550		Discover Financial Services	703,857
4,616	[2]	E*Trade Financial Corp.	189,256
686		Everest Re Group Ltd.	179,999
24,261		Fifth Third Bancorp	647,769
7,279		Franklin Resources, Inc.	325,954
4,498		Gallagher (Arthur J.) & Co.	264,437
8,639		Goldman Sachs Group, Inc.	1,946,626
8,233		Hartford Financial Services Group, Inc.	452,815
19,472		Huntington Bancshares, Inc.	258,004
13,067		Intercontinental Exchange, Inc.	871,700
2,209		Invesco Ltd.	76,807
74,862		JPMorgan Chase & Co.	6,872,332
11,268		KeyCorp	203,275
15,237		Leucadia National Corp.	396,619
4,053		Lincoln National Corp.	296,112
1,240		Loews Corp.	60,363
3,091		M & T Bank Corp.	504,297
11,330		Marsh & McLennan Cos., Inc.	883,400
26,713		MetLife, Inc.	1,469,215
1,681		Moody's Corp.	221,270
24,931		Morgan Stanley	1,169,264
3,000		NASDAQ, Inc.	223,110
19,722		Navient Corp.	290,899
4,785		Northern Trust Corp.	418,735
10,309		PNC Financial Services Group	1,327,799
9,678		People's United Financial, Inc.	168,784
4,941		Principal Financial Group	329,812
17,032		Progressive Corp. Ohio	802,718
8,576		Prudential Financial	971,060

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
2,128		Raymond James Financial, Inc.	$177,028
22,131		Regions Financial Corp.	323,113
5,102		S&P Global, Inc.	783,616
24,542		Schwab (Charles) Corp.	1,052,852
6,922		State Street Corp.	645,338
10,870		SunTrust Banks, Inc.	622,742
15,130		Synchrony Financial	458,742
2,073		T. Rowe Price Group, Inc.	171,479
22,641		The Bank of New York Mellon Corp.	1,200,652
6,186		The Travelers Cos, Inc.	792,365
5,110		Torchmark Corp.	403,537
33,989		U.S. Bancorp	1,793,939
3,853		Unum Group	193,151
90,087		Wells Fargo & Co.	4,859,293
2,762		Willis Towers Watson PLC	411,207
4,468		XL Group Ltd.	198,379
3,224		Zions Bancorporation	146,112
		TOTAL	63,885,642
		Health Care—14.1%
36,431		Abbott Laboratories	1,791,677
30,222		AbbVie, Inc.	2,112,820
6,656		Aetna, Inc.	1,027,087
6,081		Agilent Technologies, Inc.	363,583
4,530	[2]	Alexion Pharmaceuticals, Inc.	622,150
1,277	[2]	Align Technology, Inc.	213,553
6,100		Allergan PLC	1,539,213
1,164		AmerisourceBergen Corp.	109,206
15,668		Amgen, Inc.	2,734,223
5,315		Anthem, Inc.	989,706
1,377		Bard (C.R.), Inc.	441,466
13,973		Baxter International, Inc.	845,087
3,621		Becton, Dickinson & Co.	729,269
4,485	[2]	Biogen, Inc.	1,298,811
28,517	[2]	Boston Scientific Corp.	759,123
34,717		Bristol-Myers Squibb Co.	1,975,397
6,661		CIGNA Corp.	1,156,083
3,740		Cardinal Health, Inc.	288,952
16,253	[2]	Celgene Corp.	2,200,819
6,365	[2]	Centene Corp.	505,508
5,929	[2]	Cerner Corp.	381,650
1,932		Cooper Cos., Inc.	471,157
13,302		Danaher Corp.	1,083,980
3,787	[2]	Davita, Inc.	245,322
5,486		Dentsply Sirona, Inc.	340,297
2,494	[2]	Edwards Lifesciences Corp.	287,259
13,114	[2]	Express Scripts Holding Co.	821,461
28,023		Gilead Sciences, Inc.	2,132,270
6,258	[2]	HCA Healthcare, Inc.	502,768
1,898	[2]	Henry Schein, Inc.	345,835
984	[2]	Hologic, Inc.	43,503
3,959		Humana, Inc.	915,321

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
3,203	[2]	IDEXX Laboratories, Inc.	$533,171
2,993	[2]	Illumina, Inc.	520,333
3,194	[2]	Incyte Genomics, Inc.	425,728
728	[2]	Intuitive Surgical, Inc.	683,053
56,710		Johnson & Johnson	7,526,551
2,452	[2]	Laboratory Corp. of America Holdings	389,647
22,980		Lilly (Eli) & Co.	1,899,527
4,476		McKesson Corp.	724,530
29,149		Medtronic PLC	2,447,642
57,937		Merck & Co., Inc.	3,701,016
466	[2]	Mettler Toledo International, Inc.	267,055
8,744	[2]	Mylan NV	340,929
1,960		Patterson Companies, Inc.	81,771
2,339		PerkinElmer, Inc.	153,976
6		Perrigo Co. PLC	450
126,234		Pfizer, Inc.	4,185,919
2,459		Quest Diagnostics, Inc.	266,334
2,059	[2]	Regeneron Pharmaceuticals, Inc.	1,012,246
2,965		ResMed, Inc.	228,661
6,765		Stryker Corp.	995,131
8,439		Thermo Fisher Scientific, Inc.	1,481,298
20,277		UnitedHealth Group, Inc.	3,889,331
2,247		Universal Health Services, Inc., Class B	249,035
1,500	[2]	Varian Medical Systems, Inc.	145,680
6,602	[2]	Vertex Pharmaceuticals, Inc.	1,002,316
1,514	[2]	Waters Corp.	262,588
4,256		Zimmer Biomet Holdings, Inc.	516,338
6,777		Zoetis, Inc.	423,698
		TOTAL	63,628,510
		Industrials—9.9%
12,715		3M Co.	2,557,876
4,404		AMETEK, Inc.	271,198
2,094		Alaska Air Group, Inc.	178,472
2,091		Allegion PLC	169,873
9,422		American Airlines Group, Inc.	475,246
7,592		Arconic, Inc.	188,206
12,865		BOEING CO/THE	3,119,248
18,493		CSX Corp.	912,445
14,381		Caterpillar, Inc.	1,638,715
101		Cintas Corp.	13,620
4,583		Cummins, Inc.	769,486
7,885		Deere & Co.	1,011,488
15,455		Delta Air Lines, Inc.	762,859
2,729		Dover Corp.	229,236
9,669		Eaton Corp. PLC	756,599
14,212		Emerson Electric Co.	847,177
2,825		Equifax, Inc.	410,868
4,532		Expeditors International Washington, Inc.	266,844
7,053		Fastenal Co.	302,997
5,356		FedEx Corp.	1,114,209
2,539		Flowserve Corp.	104,429

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
3,366		Fluor Corp.	$146,185
2,851		Fortive Corp.	184,574
3,852		Fortune Brands Home & Security, Inc.	252,961
5,720		General Dynamics Corp.	1,123,008
174,736		General Electric Co.	4,474,989
16,280		Honeywell International, Inc.	2,216,034
2,279		Hunt (J.B.) Transportation Services, Inc.	206,728
5,721	[2]	IHS Markit Ltd.	266,885
6,213		Illinois Tool Works, Inc.	874,231
4,873		Ingersoll-Rand PLC	428,239
2,353		Jacobs Engineering Group, Inc.	124,050
14,435		Johnson Controls International PLC	562,243
2,649		Kansas City Southern Industries, Inc.	273,350
1,631		L3 Technologies, Inc.	285,376
5,365		Lockheed Martin Corp.	1,567,277
7,007		Masco Corp.	267,177
8,164		Nielsen Holdings PLC	351,134
5,696		Norfolk Southern Corp.	641,256
2,811		Northrop Grumman Corp.	739,658
4,003		PACCAR, Inc.	274,005
2,514		Parker-Hannifin Corp.	417,274
3,855		Pentair PLC	243,135
6,160		Raytheon Company	1,058,103
8,175		Republic Services, Inc.	524,998
2,843		Robert Half International, Inc.	128,646
4,046		Rockwell Automation, Inc.	667,711
2,991		Rockwell Collins	318,631
3,081		Roper Technologies, Inc.	716,209
3,079		Smith (A.O.) Corp.	164,880
1,492		Snap-On, Inc.	230,066
11,930		Southwest Airlines Co.	662,234
3,511		Stanley Black & Decker, Inc.	493,963
1,450	[2]	Stericycle, Inc.	111,766
4,853		Textron, Inc.	238,428
220		Transdigm Group, Inc.	62,071
17,293		Union Pacific Corp.	1,780,487
8,718	[2]	United Continental Holdings, Inc.	590,034
12,437		United Parcel Service, Inc.	1,371,677
3,876	[2]	United Rentals, Inc.	461,089
15,705		United Technologies Corp.	1,862,142
599	[2]	Verisk Analytics, Inc.	52,269
2,359		W. W. Grainger, Inc.	393,340
9,095		Waste Management, Inc.	683,489
3,286		Xylem, Inc.	186,415
		TOTAL	44,779,508
		Information Technology—22.2%
11,262		Accenture PLC	1,450,771
18,214		Activision Blizzard, Inc.	1,125,261
11,940	[2]	Adobe Systems, Inc.	1,749,091
12,427	[2]	Advanced Micro Devices, Inc.	169,131
3,520	[2]	Akamai Technologies, Inc.	165,933

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
1,104		Alliance Data Systems Corp.	$266,539
6,222	[2]	Alphabet, Inc.- Class C Shares	5,789,571
6,206	[2]	Alphabet, Inc.-Class A Shares	5,867,773
3,529		Amphenol Corp., Class A	270,392
7,135		Analog Devices, Inc.	563,736
1,429	[2]	Ansys, Inc.	185,127
108,821		Apple, Inc.	16,184,947
27,545		Applied Materials, Inc.	1,220,519
3,646	[2]	Autodesk, Inc.	403,940
7,229		Automatic Data Processing, Inc.	859,600
8,217		Broadcom Ltd.	2,026,805
7,928		CA, Inc.	246,085
106,030		Cisco Systems, Inc.	3,334,643
1,695		CSRA, Inc.	55,274
5,915	[2]	Citrix Systems, Inc.	467,167
9,043		Cognizant Technology Solutions Corp.	626,861
19,276		Corning, Inc.	561,703
8,870		DXC Technology Co.	695,231
14,670	[2]	eBay, Inc.	524,159
6,094	[2]	Electronic Arts, Inc.	711,414
4,438	[2]	FIserv, Inc.	570,283
3,347		FLIR Systems, Inc.	124,910
1,292	[2]	F5 Networks, Inc.	156,009
49,407	[2]	Facebook, Inc.	8,362,135
7,284		Fidelity National Information Services, Inc.	664,446
1,537	[2]	Gartner Group, Inc., Class A	197,228
2,708		Global Payments, Inc.	255,554
32,707		HP, Inc.	624,704
2,153		Harris Corp.	246,454
32,204		Hewlett Packard Enterprise Co.	563,892
99,793		Intel Corp.	3,539,658
18,177		International Business Machines Corp.	2,629,667
6,652		Intuit, Inc.	912,721
15,553		Juniper Networks, Inc.	434,706
3,133		KLA-Tencor Corp.	290,210
3,083		Lam Research Corp.	491,615
17,836		Mastercard, Inc., Class A	2,279,441
4,267		Microchip Technology, Inc.	341,531
20,338	[2]	Micron Technology, Inc.	571,905
164,707		Microsoft Corp.	11,974,199
3,597		Motorola Solutions, Inc.	326,176
11,022		NVIDIA Corp.	1,791,185
4,522		NetApp, Inc.	196,345
63,844		Oracle Corp.	3,187,731
3,102		Paychex, Inc.	179,451
22,548	[2]	PayPal Holdings, Inc.	1,320,185
2,293	[2]	Qorvo, Inc.	157,208
27,093		Qualcomm, Inc.	1,441,077
3,807	[2]	Red Hat, Inc.	376,398
14,151	[2]	Salesforce.com, Inc.	1,284,911
5,165		Seagate Technology	170,238

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
5,994		Skyworks Solutions, Inc.	$628,591
20,407		Symantec Corp.	632,413
2,557	[2]	Synopsys, Inc.	195,789
4,665		TE Connectivity Ltd.	375,019
21,398		Texas Instruments, Inc.	1,741,369
3,721		Total System Services, Inc.	236,135
2,171	[2]	Verisign, Inc.	219,640
36,326		Visa, Inc., Class A Shares	3,616,616
8,594		Western Digital Corp.	731,521
10,008		Western Union Co.	197,658
4,576		Xerox Corp.	140,346
5,147		Xilinx, Inc.	325,599
		TOTAL	100,224,542
		Materials—2.9%
4,858		Air Products and Chemicals, Inc.	690,565
4,374		Albemarle Corp.	506,509
2,364		Avery Dennison Corp.	219,687
2,028		Ball Corp.	84,973
3,249		CF Industries Holdings, Inc.	95,358
18,306		Du Pont (E.I.) De Nemours	1,504,936
24,084		Dow Chemical Co.	1,547,156
3,528		Eastman Chemical Co.	293,388
3,835		Ecolab, Inc.	504,954
5,681		FMC Corp.	433,915
46,821	[2]	Freeport-McMoRan, Inc.	684,523
1,976		International Flavors & Fragrances, Inc.	263,164
12,550		International Paper Co.	689,999
7,457		LyondellBasell Industries NV - Class - A	671,801
1,321		Martin Marietta Materials	299,114
9,555		Monsanto Co.	1,116,215
6,237		Mosaic Co./The	150,561
10,224		Newmont Mining Corp.	380,026
5,879		Nucor Corp.	339,042
3,404		PPG Industries, Inc.	358,271
1,970		Packaging Corp. of America	215,676
6,307		Praxair, Inc.	820,919
4,299		Sealed Air Corp.	187,050
1,820		Sherwin-Williams Co.	613,831
1,071		Vulcan Materials Co.	131,862
4,495		WestRock Co.	258,103
		TOTAL	13,061,598
		Real Estate—2.9%
1,539		Alexandria Real Estate Equities, Inc.	186,604
10,562		American Tower Corp.	1,439,917
4,268		Apartment Investment & Management Co., Class A	194,407
3,106		Avalonbay Communities, Inc.	597,439
3,401		Boston Properties, Inc.	411,215
79	[2]	CBRE Group, Inc.	3,001
7,621		Crown Castle International Corp.	766,420
5,196		Digital Realty Trust, Inc.	599,307
7,435		Duke Realty Corp.	212,567

Shares			Value
		COMMON STOCKS—continued[1]
		Real Estate—continued
1,530		Equinix, Inc.	$689,617
8,329		Equity Residential Properties Trust	566,872
1,294		Essex Property Trust, Inc.	338,640
2,790		Extra Space Storage, Inc.	221,805
1,785		Federal Realty Investment Trust	236,745
3,203		GGP, Inc.	72,420
9,740		HCP, Inc.	308,271
27,214		Host Hotels & Resorts, Inc.	507,813
7,054		Kimco Realty Corp.	142,350
1,751		Macerich Co. (The)	100,490
395		Mid-American Apartment Communities, Inc.	40,894
14,827		ProLogis, Inc.	901,630
3,335		Public Storage	685,576
6,052		Realty Income Corp.	345,327
4,187		SL Green Realty Corp.	432,391
6,557		Simon Property Group, Inc.	1,039,284
6,687		UDR, Inc.	261,395
7,610		Ventas, Inc.	512,533
5,913		Vornado Realty Trust	469,196
8,028		Welltower, Inc.	589,175
9,233		Weyerhaeuser Co.	304,874
		TOTAL	13,178,175
		Telecommunication Services—2.2%
129,798		AT&T, Inc.	5,062,122
11,721	[3]	CenturyLink, Inc.	272,747
6,201	[2]	Level 3 Communications, Inc.	363,875
86,315		Verizon Communications	4,177,646
		TOTAL	9,876,390
		Utilities—3.2%
32,111		AES Corp.	359,001
4,288		Alliant Energy Corp.	173,793
8,940		Ameren Corp.	501,534
7,268		American Electric Power Co., Inc.	512,685
4,212		American Water Works Co., Inc.	341,593
10,405		CMS Energy Corp.	481,127
16,643		CenterPoint Energy, Inc.	469,166
6,908		Consolidated Edison Co.	572,397
3,378		DTE Energy Co.	361,649
13,709		Dominion Energy, Inc.	1,058,061
12,140		Duke Energy Corp.	1,033,357
7,283		Edison International	573,026
3,212		Entergy Corp.	246,425
5,936		EverSource Energy	360,849
19,117		Exelon Corp.	732,946
7,823		FirstEnergy Corp.	249,632
10,058		NextEra Energy, Inc.	1,469,373
17,006		NRG Energy, Inc.	418,688
11,319		P G & E Corp.	766,183
15,405		PPL Corp.	590,474
1,842		Pinnacle West Capital Corp.	159,757
11,516		Public Service Enterprises Group, Inc.	517,874

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
3,615		SCANA Corp.	$232,698
3,353		Sempra Energy	378,922
16,600		Southern Co.	795,638
7,288		WEC Energy Group, Inc.	458,925
9,997		Xcel Energy, Inc.	472,958
		TOTAL	14,288,731
		TOTAL COMMON STOCKS (IDENTIFIED COST $136,554,666)	442,302,234
		INVESTMENT COMPANIES—2.0%[4]
960,534	[5]	Federated Government Obligations Fund, Institutional Shares, 0.86%[6]	960,534
7,982,757		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[6]	7,984,354
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $8,944,888)	8,944,888
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $145,499,554)[7]	451,247,122
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[8]	(378,742)
		TOTAL NET ASSETS—100%	$450,868,380
At July 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	8	$987,200	September 2017	$2,374
2S&P 500 Index Long Futures	12	$7,404,000	September 2017	$87,661
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$90,035
The average notional value of long futures contracts held by the Fund throughout the period was $14,891,134. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $8,391,200 at July 31, 2017, which represents 1.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.1%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loan	Market Value of Collateral
$935,004	$960,534
4	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended July 31, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	426,423	9,888,732	(9,354,621)	960,534	$960,534	$2,749
Federated Institutional Prime Value Obligations Fund, Institutional Shares	20,018,974	93,570,517	(105,606,734)	7,982,757	7,984,354	91,893
Total of Affiliated Transactions	20,445,397	103,459,249	(114,961,355)	8,943,291	$8,944,888	$94,642
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	The cost of investments for federal tax purposes was $145,499,554. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts $305,747,593. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $306,774,393 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,026,800.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
13

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017